INCOME TAXES - Components of deferred tax assets (Details 3) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Deferred tax assets (liabilities):
Stock based compensation	$ 578,000	$ 768,000
Depreciation and amortization	(21,000)	(20,000)
Amortization of debt discount		209,000
Net operating loss carry forward	17,913,000	14,551,000
Less: valuation allowance	(18,470,000)	(15,508,000)
Net deferred tax asset